Income taxes - Current and deferred component of income tax expense (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Current tax expense	¥ 549,695,672	$ 78,605,435	¥ 432,950,473	¥ 278,695,689
Deferred tax expense (benefit)	(258,046,348)	(36,900,137)	(27,248,759)	(17,565,186)
Total income tax expense	¥ 291,649,324	$ 41,705,298	¥ 405,701,714	¥ 261,130,503